Investment Objectives and Goals - American Century ETF Trust - American Century Mid Cap Growth Insights ETF Series	Jan. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Mid Cap Growth Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.